INTANGIBLE ASSETS - Amortization expenses of intangible assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Information about reconciliation of changes in intangible assets and goodwill
Amortization	¥ 459,482	¥ 338,938	¥ 295,901
Intangible assets	960	757,269
Cost of sales
Information about reconciliation of changes in intangible assets and goodwill
Amortization	371,616	294,766	265,108
General and administrative expenses
Information about reconciliation of changes in intangible assets and goodwill
Amortization	87,866	44,172	¥ 30,793
Mining rights
Information about reconciliation of changes in intangible assets and goodwill
Mining rights carrying value	¥ 40,000	¥ 51,000
Carrying value to total asset value (as a percent)	0.02%	0.02%